Significant Accounting Policies - Concentration of Risks (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) customer Agency	Dec. 31, 2016 USD ($) customer Agency	Dec. 31, 2015 Agency
Concentration of risks
Cash, cash equivalents and short-term investments	$ 1,792,683	$ 395,954
Current liabilities denominated in RMB	484,876	278,103
Cash, cash equivalents and short-term investments | Concentration of credit risk | China
Concentration of risks
Cash, cash equivalents and short-term investments	$ 1,790,000	393,600
Maximum term of original maturity of time deposits	12 months
Cash, cash equivalents and short-term investments | Concentration of foreign currency risks | RMB
Concentration of risks
Cash, cash equivalents and short-term investments	$ 871,200	$ 335,700
Percentage of benchmark derived from specified source	49.00%	85.00%
Consolidated net revenues benchmark | Customer concentration risk | Alibaba
Concentration of risks
Percentage of benchmark derived from specified source	7.00%	9.00%	30.00%
Consolidated net accounts receivables benchmark | Concentration of credit risk | Alibaba
Concentration of risks
Percentage of benchmark derived from specified source	25.00%	21.00%
Consolidated net accounts receivables benchmark | Concentration of credit risk | Customer
Concentration of risks
Percentage of benchmark derived from specified source	10.00%	15.00%
Number of customers | customer	1	1
Consolidated net accounts receivables benchmark | Concentration of foreign currency risks | RMB
Concentration of risks
Accounts receivable denominated in RMB	$ 170,100	$ 115,300
Current liabilities | Concentration of foreign currency risks | RMB
Concentration of risks
Current liabilities denominated in RMB	$ 475,600	$ 267,800
Percentage of benchmark derived from specified source	98.00%	96.00%
Advertising & Marketing | Consolidated net revenues benchmark | Customer concentration risk | Top 10 advertising agencies | China
Concentration of risks
Number of advertising agencies | Agency	10	10	10
Percentage of benchmark derived from specified source	23.00%	22.00%	15.00%